Quarterly Holdings Report
for
Fidelity® Series Real Estate Income Fund
October 31, 2024
SRE-NPRT1-1224
1.924315.113
Asset-Backed Securities - 1.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.0%
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/2052 (b)(c)(d)(e)	872,809	9
Home Partners of America Trust Series 2021-1 Class F, 3.325% 9/17/2041 (c)	420,711	349,311
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (c)	960,562	881,322
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class A2, 4.992% 9/15/2049 (c)	244,000	235,973
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (c)	553,000	541,866
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (c)	750,000	776,173
TOTAL UNITED STATES		2,784,654
TOTAL ASSET-BACKED SECURITIES (Cost $2,928,243)		2,784,654

Bank Loan Obligations - 3.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.0%
Financials - 3.0%
Financial Services - 3.0%
Agellan Portfolio 9% 8/7/2025 (d)(f)	1,217,000	1,217,000
MHP Commercial Mortgage Trust U.S. SOFR Index + 5%, 9.804% 1/9/2025 (d)(e)(f)(g)	7,110,539	6,861,670
		8,078,670
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Cushman & Wakefield US Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9352% 1/31/2030 (e)(f)(g)	19,950	19,933
TOTAL UNITED STATES		8,098,603
TOTAL BANK LOAN OBLIGATIONS (Cost $8,347,472)		8,098,603

Commercial Mortgage Securities - 20.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 20.8%
BANK Series 2017-BNK4 Class D, 3.357% 5/15/2050 (c)	625,000	429,655
BANK Series 2017-BNK8 Class E, 2.8% 11/15/2050 (c)	1,848,000	788,822
Benchmark Mortgage Trust Series 2019-B14 Class 225D, 3.2943% 12/15/2062 (c)(e)	573,000	12,028
Benchmark Mortgage Trust Series 2019-B14 Class 225E, 3.2943% 12/15/2062 (c)(e)	859,000	8,387
BFLD Commercial Mortgage Trust Series 2024-UNIV Class D, CME Term SOFR 1 month Index + 2.6909%, 7.4086% 11/15/2041 (c)(e)(g)	381,000	380,048
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.1833% 11/5/2039 (c)(e)	303,000	303,000
BPR Trust Series 2024-PMDW Class D, 5.85% 11/5/2029 (c)(e)	254,000	239,573
BSREP Commercial Mortgage Trust Series 2021-DC Class F, CME Term SOFR 1 month Index + 2.9645%, 7.7685% 8/15/2038 (c)(e)(g)	101,405	55,113
BSREP Commercial Mortgage Trust Series 2021-DC Class G, CME Term SOFR 1 month Index + 3.9645%, 8.7685% 8/15/2038 (c)(e)(g)	236,927	112,185
BX Commercial Mortgage Trust Series 2019-IMC Class G, CME Term SOFR 1 month Index + 3.6463%, 8.4503% 4/15/2034 (c)(e)(g)	819,000	783,017
BX Commercial Mortgage Trust Series 2020-VIVA Class E, 3.5488% 3/11/2044 (c)(e)	2,018,000	1,704,972
BX Commercial Mortgage Trust Series 2021-SOAR Class G, CME Term SOFR 1 month Index + 2.9145%, 7.7185% 6/15/2038 (c)(e)(g)	876,738	865,058
BX Commercial Mortgage Trust Series 2021-VINO Class G, CME Term SOFR 1 month Index + 4.0668%, 8.8708% 5/15/2038 (c)(e)(g)	1,049,300	1,035,174
BX Commercial Mortgage Trust Series 2024-VLT5 Class B, 5.9034% 11/13/2046 (c)(e)	353,000	358,971
BX Trust Series 2019-OC11 Class E, 3.944% 12/9/2041 (c)(e)	3,666,000	3,214,418
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 8.1359% 1/15/2039 (c)(e)(g)	700,000	690,352
BX Trust Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 7.7262% 11/15/2026 (c)(e)(g)	279,000	278,389
BX Trust Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 8.7247% 11/15/2026 (c)(e)(g)	939,000	936,946
BX Trust Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 8.7418% 7/15/2029 (c)(e)(g)	750,000	749,633
COMM Mortgage Trust Series 2012-CR1 Class G, 2.462% 5/15/2045 (c)	253,136	3,215
COMM Mortgage Trust Series 2013-LC6 Class E, 3.5% 1/10/2046 (c)	1,299,000	1,152,863
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (c)	213,000	171,636
COMM Mortgage Trust Series 2017-COR2 Class D, 3% 9/10/2050 (c)	31,000	25,907
COMM Mortgage Trust Series 2018-HCLV Class F, CME Term SOFR 1 month Index + 3.346%, 8.15% 9/15/2033 (c)(e)(g)	735,000	189,061
COMM Mortgage Trust Series 2018-HCLV Class G, CME Term SOFR 1 month Index + 5.3523%, 10.1563% 9/15/2033 (c)(d)(e)(g)	735,000	148,636
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 8.6924% 8/15/2041 (c)(e)(g)	500,000	499,376
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 9.2353% 6/15/2034 (c)(d)(g)	800,000	282,966
DBGS Mortgage Trust Series 2018-C1 Class C, 4.6465% 10/15/2051 (e)	1,000,000	872,248
EQT Trust Series 2024-EXTR Class B, 1 month U.S. LIBOR + 0%, 5.6546% 7/5/2041 (c)(e)(g)	1,000,000	1,002,050
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.1508% 8/10/2044 (c)(e)	101,000	78,138
GS Mortgage Securities Trust Series 2011-GC5 Class D, 5.1508% 8/10/2044 (c)(e)	759,236	414,266
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.1508% 8/10/2044 (c)(d)(e)	848,000	95,600
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (c)(d)	677,000	2,031
GS Mortgage Securities Trust Series 2012-GCJ9 Class E, 4.6009% 11/10/2045 (c)(e)	355,000	290,939
GS Mortgage Securities Trust Series 2018-RIVR Class G, CME Term SOFR 1 month Index + 2.647%, 7.701% 7/15/2035 (c)(d)(e)(g)	669,000	7,299
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.4336% 9/10/2038 (c)(e)	1,000,000	1,000,741
GS Mortgage Securities Trust Series 2024-RVR Class A, 5.1983% 8/10/2041 (c)(e)	500,000	494,691
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (c)(e)	2,515,000	2,374,647
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/2035 (c)	504,000	473,993
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/2047 (c)	1,624,000	1,553,157
JPMCC Commercial Mortgage Securities Trust Series 2021-1MEM Class E, 2.6535% 10/9/2042 (c)(e)	500,000	294,905
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class D, 3.2569% 6/15/2051 (c)(e)	302,000	219,664
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class E, 5.525% 2/15/2046 (c)(e)	3,467,000	1,560,500
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class G, 4.409% 2/15/2046 (c)(e)	1,680,000	161,869
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class H, 4.409% 2/15/2046 (c)(d)(e)	1,320,000	91,258
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class E, 4.6896% 6/15/2045 (c)(e)	726,521	664,701
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (c)(d)	805,000	450,353
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class D, 4.3725% 4/15/2046 (d)(e)	1,316,000	460,700
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class F, 3.25% 4/15/2046 (c)(e)	482,000	19,473
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class E, 3.8046% 6/10/2027 (c)(d)(e)	924,000	2,275
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class F, 4.6132% 7/5/2031 (c)(d)(e)	961,000	172,980
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class FFX, 4.6254% 1/16/2037 (c)(d)	1,406,000	298,775
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (c)(e)	356,000	339,403
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 7.5194% 4/15/2038 (c)(e)(g)	555,200	551,730
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 8.1194% 4/15/2038 (c)(e)(g)	676,800	670,446
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 7.6685% 7/15/2038 (c)(e)(g)	250,000	247,500
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class D, 4.3588% 11/15/2045 (c)(d)(e)	2,000,000	1,599,162
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class F, 4.3588% 11/15/2045 (c)(e)	1,000,000	134,913
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class C, 3.7205% 5/15/2046 (e)	625,000	564,081
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.2113% 6/15/2044 (c)(e)	1,032,551	1,019,573
Morgan Stanley Capital I Trust Series 2011-C2 Class F, 5.2113% 6/15/2044 (c)(e)	1,467,000	851,233
Morgan Stanley Capital I Trust Series 2011-C2 Class XB, 0.4705% 6/15/2044 (b)(c)(e)	22,112,856	76,820
Morgan Stanley Capital I Trust Series 2011-C3 Class E, 4.9425% 7/15/2049 (c)(e)	198,014	192,904
Morgan Stanley Capital I Trust Series 2011-C3 Class F, 4.9425% 7/15/2049 (c)(e)	636,000	585,457
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 4.9425% 7/15/2049 (c)(e)	979,600	848,584
Morgan Stanley Capital I Trust Series 2015-MS1 Class D, 4.0186% 5/15/2048 (c)(e)	2,045,000	1,522,450
Morgan Stanley Capital I Trust Series 2016-BNK2 Class D, 3% 11/15/2049 (c)	2,346,000	1,221,392
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (c)	996,242	1,028,622
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (c)(e)	739,000	686,231
MSJP Series 2015-HAUL Class E, 4.851% 9/5/2047 (c)(e)	1,000,000	832,136
Nxpt Coml Mtg Tr Series 2024-STOR Class E, 6.9267% 11/5/2041 (c)	1,022,000	987,633
OPG Trust Series 2021-PORT Class J, CME Term SOFR 1 month Index + 3.4605%, 8.2645% 10/15/2036 (c)(e)(g)	325,000	318,092
PKHL Commercial Mortgage Trust Series 2021-MF Class G, CME Term SOFR 1 month Index + 4.4645%, 9.2685% 7/15/2038 (c)(d)(e)(g)	500,000	314,936
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (c)	250,000	193,900
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (c)	637,086	649,712
Rocc 2024-Cntr E Series 2024-CNTR Class E, 8.8191% 11/13/2041 (c)	720,000	732,724
SELF Commercial Mortgage Trust Series 2024-STRG Class D, CME Term SOFR 1 month Index + 2.9403%, 7.6403% 11/15/2034 (c)(e)(g)	303,000	302,243
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.8885% 11/15/2034 (c)(e)(g)	354,000	353,115
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.4771% 9/15/2039 (c)(e)	2,000,000	1,570,786
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 8.404% 10/15/2041 (c)(e)(g)	512,000	513,711
SREIT Trust Series 2021-IND Class G, CME Term SOFR 1 month Index + 3.3803%, 8.1843% 10/15/2038 (c)(e)(g)	1,573,000	1,534,176
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 8.834% 11/15/2036 (c)(e)(g)	1,000,000	978,945
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 9.118% 11/15/2036 (c)(e)(g)	1,280,000	1,248,032
UBS Commercial Mortgage Trust Series 2012-C1 Class E, 5% 5/10/2045 (c)(e)	926,620	887,593
UBS Commercial Mortgage Trust Series 2012-C1 Class F, 5% 5/10/2045 (c)(e)	399,000	126,509
UBS-BAMLL Trust Series 2012-WRM Class D, 4.238% 6/10/2030 (c)(e)	1,817,000	1,452,740
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class D, 3% 8/15/2049 (c)	1,260,000	591,114
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class D, 5.8545% 3/15/2044 (c)(e)	843,916	270,053
WF-RBS Commercial Mortgage Trust Series 2011-C4I Class G, 5% 6/15/2044 (d)(e)	45,000	15,033
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.0626% 3/15/2045 (c)(e)	53,000	34,717
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class D, 4.0089% 5/15/2045 (c)(e)	37,326	32,977
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/2035 (c)(e)	1,168,000	996,192
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/2035 (c)(e)	459,000	383,190
TOTAL UNITED STATES		55,937,414
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $73,036,963)		55,937,414

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Real Estate - 0.0%
Retail REITs - 0.0%
Retail Value Inc (d)(h) (Cost $709,415)	24,066	0

Convertible Corporate Bonds - 0.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.8%
Financials - 0.8%
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
PennyMac Corp 5.5% 11/1/2024	1,294,000	1,284,295
Two Harbors Investment Corp 6.25% 1/15/2026	904,000	878,236

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $2,198,000)		2,162,531

Convertible Preferred Stocks - 3.9%
	Shares	Value ($)
UNITED STATES - 3.9%
Financials - 2.6%
Mortgage Real Estate Investment Trusts (REITs) - 2.6%
AGNC Investment Corp 3 month U.S. LIBOR + 4.993%, 0% (e)(g)	46,750	1,182,307
AGNC Investment Corp CME Term SOFR 3 month Index + 4.332%, 0% (e)(g)	65,750	1,644,408
Chimera Investment Corp Series B, CME Term SOFR 3 month Index + 6.0526%, 11.3508% (e)(g)	37,658	955,383
Rithm Capital Corp 3 month U.S. LIBOR + 5.64%, 7.125% (e)(g)	60,467	1,528,606
Rithm Capital Corp 3 month U.S. LIBOR + 5.802%, 7.5% (e)(g)	64,459	1,639,193
		6,949,897
Real Estate - 1.3%
Industrial REITs - 1.3%
LXP Industrial Trust 6.5%	68,019	3,401,330
TOTAL UNITED STATES		10,351,227
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,848,617)		10,351,227

Non-Convertible Corporate Bonds - 45.8%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
eG Global Finance PLC 12% 11/30/2028 (c)	750,000	833,923
UNITED STATES - 45.5%
Communication Services - 0.3%
Media - 0.3%
Lamar Media Corp 4% 2/15/2030	875,000	808,919
Consumer Discretionary - 1.2%
Hotels, Restaurants & Leisure - 0.7%
Choice Hotels International Inc 5.85% 8/1/2034	250,000	251,432
Hilton Domestic Operating Co Inc 4% 5/1/2031 (c)	500,000	455,456
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc 4.875% 7/1/2031 (c)	740,000	661,286
Times Square Hotel Trust 8.528% 8/1/2026 (c)	606,468	608,081
		1,976,255
Household Durables - 0.5%
M/I Homes Inc 3.95% 2/15/2030	1,430,000	1,306,620
TOTAL CONSUMER DISCRETIONARY		3,282,875

Financials - 0.5%
Financial Services - 0.5%
Rexford Industrial Realty LP 2.125% 12/1/2030	1,000,000	842,213
Rexford Industrial Realty LP 2.15% 9/1/2031	500,000	412,602
		1,254,815
Health Care - 0.6%
Health Care Providers & Services - 0.6%
Sabra Health Care LP 5.125% 8/15/2026	1,615,000	1,615,613
Industrials - 0.5%
Commercial Services & Supplies - 0.5%
Williams Scotsman Inc 4.625% 8/15/2028 (c)	750,000	716,944
Williams Scotsman Inc 6.125% 6/15/2025 (c)	648,000	647,008
		1,363,952
Real Estate - 42.4%
Diversified REITs - 7.7%
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	1,000,000	1,015,702
Global Net Lease Inc / Global Net Lease Operating Partnership LP 3.75% 12/15/2027 (c)	925,000	848,317
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031	1,000,000	919,402
GLP Capital LP / GLP Financing II Inc 5.3% 1/15/2029	1,000,000	996,024
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	500,000	493,804
GLP Capital LP / GLP Financing II Inc 6.25% 9/15/2054	500,000	502,709
GLP Capital LP / GLP Financing II Inc 6.75% 12/1/2033	500,000	534,155
Safehold GL Holdings LLC 2.8% 6/15/2031	500,000	429,569
Safehold GL Holdings LLC 2.85% 1/15/2032	1,250,000	1,060,071
Safehold GL Holdings LLC 6.1% 4/1/2034	1,400,000	1,444,278
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (c)	1,040,000	871,273
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (c)	1,000,000	1,065,169
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (c)	1,960,000	1,687,384
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (c)	3,095,000	2,972,982
VICI Properties LP 5.125% 5/15/2032	1,000,000	979,299
VICI Properties LP 5.625% 5/15/2052	1,000,000	938,737
VICI Properties LP 5.75% 4/1/2034	32,000	32,502
VICI Properties LP 6.125% 4/1/2054	1,254,000	1,261,883
WP Carey Inc 2.25% 4/1/2033	1,000,000	795,854
WP Carey Inc 2.45% 2/1/2032	1,000,000	834,138
WP Carey Inc 4% 2/1/2025	422,000	420,728
WP Carey Inc 4.25% 10/1/2026	459,000	453,648
		20,557,628
Health Care REITs - 3.5%
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029	1,506,000	1,171,234
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	3,237,000	2,856,780
Omega Healthcare Investors Inc 4.5% 4/1/2027	483,000	476,843
Omega Healthcare Investors Inc 4.75% 1/15/2028	1,616,000	1,594,722
Omega Healthcare Investors Inc 5.25% 1/15/2026	22,000	22,019
Ventas Realty LP 2.5% 9/1/2031	500,000	425,259
Ventas Realty LP 4.4% 1/15/2029	2,000,000	1,953,554
Ventas Realty LP 4.75% 11/15/2030	1,000,000	983,891
		9,484,302
Hotel & Resort REITs - 0.2%
RLJ Lodging Trust LP 4% 9/15/2029 (c)	715,000	644,412
Industrial REITs - 3.0%
LXP Industrial Trust 2.375% 10/1/2031	500,000	407,282
LXP Industrial Trust 2.7% 9/15/2030	78,000	67,511
LXP Industrial Trust 6.75% 11/15/2028	250,000	262,382
Prologis LP 4.875% 6/15/2028	1,000,000	1,009,914
Prologis LP 5% 3/15/2034	1,000,000	991,306
Prologis LP 5.125% 1/15/2034	2,000,000	2,003,572
Prologis LP 5.25% 3/15/2054	1,500,000	1,446,324
Prologis LP 5.25% 6/15/2053	2,000,000	1,942,570
		8,130,861
Real Estate Management & Development - 4.3%
Americold Realty Operating Partnership LP 5.409% 9/12/2034	750,000	731,450
CBRE Services Inc 5.95% 8/15/2034	2,250,000	2,354,284
Essex Portfolio LP 5.5% 4/1/2034	1,006,000	1,015,940
Extra Space Storage LP 2.35% 3/15/2032	2,000,000	1,646,765
Extra Space Storage LP 5.4% 2/1/2034	2,000,000	2,000,957
Extra Space Storage LP 5.5% 7/1/2030	1,000,000	1,021,207
Extra Space Storage LP 5.9% 1/15/2031	1,000,000	1,036,099
Kennedy-Wilson Inc 4.75% 2/1/2030	1,755,000	1,569,817
Taylor Morrison Communities Inc 5.875% 6/15/2027 (c)	202,000	202,827
		11,579,346
Residential REITs - 5.8%
American Homes 4 Rent LP 2.375% 7/15/2031	2,000,000	1,684,244
American Homes 4 Rent LP 3.625% 4/15/2032	1,000,000	903,305
American Homes 4 Rent LP 4.25% 2/15/2028	2,000,000	1,957,642
American Homes 4 Rent LP 5.5% 2/1/2034	1,500,000	1,508,270
American Homes 4 Rent LP 5.5% 7/15/2034	3,000	3,020
Invitation Homes Operating Partnership LP 2% 8/15/2031	1,000,000	819,486
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	1,000,000	928,346
Invitation Homes Operating Partnership LP 5.5% 8/15/2033	3,000,000	3,014,755
Sun Communities Operating LP 2.7% 7/15/2031	2,500,000	2,129,664
Sun Communities Operating LP 5.5% 1/15/2029	1,000,000	1,009,168
Sun Communities Operating LP 5.7% 1/15/2033	1,250,000	1,256,081
UDR Inc 3% 8/15/2031	500,000	443,617
		15,657,598
Retail REITs - 6.5%
Agree LP 2.6% 6/15/2033	1,000,000	806,697
Agree LP 2.9% 10/1/2030	500,000	442,575
Agree LP 4.8% 10/1/2032	77,000	74,469
Agree LP 5.625% 6/15/2034	25,000	25,398
Brixmor Operating Partnership LP 4.125% 5/15/2029	138,000	132,669
Brixmor Operating Partnership LP 5.5% 2/15/2034	500,000	500,491
CBL & Associates LP 4.6% (d)(i)	3,930,000	1
CBL & Associates LP 5.25% (d)(i)	3,629,000	0
CBL & Associates LP 5.95% (d)(i)	2,551,000	0
Kimco Realty OP LLC 4.6% 2/1/2033	1,000,000	964,111
Kimco Realty OP LLC 6.4% 3/1/2034	1,576,000	1,712,460
Kite Realty Group LP 5.5% 3/1/2034	1,000,000	1,006,881
NNN REIT Inc 5.6% 10/15/2033	634,000	646,829
Phillips Edison Grocery Center Operating Partnership I LP 2.625% 11/15/2031	3,000,000	2,517,321
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	2,000	1,913
Realty Income Corp 3.1% 12/15/2029	1,000,000	921,613
Realty Income Corp 3.4% 1/15/2030	500,000	465,973
Realty Income Corp 4% 7/15/2029	1,000,000	968,778
Realty Income Corp 5.125% 2/15/2034	500,000	497,262
Realty Income Corp 5.625% 10/13/2032	1,000,000	1,037,123
Simon Property Group LP 4.75% 9/26/2034	500,000	479,839
Simon Property Group LP 5.85% 3/8/2053	1,000,000	1,035,463
Simon Property Group LP 6.25% 1/15/2034	2,000,000	2,153,210
Simon Property Group LP 6.65% 1/15/2054	1,000,000	1,147,000
		17,538,076
Specialized REITs - 11.4%
American Tower Corp 3.1% 6/15/2050	1,500,000	999,234
American Tower Corp 3.8% 8/15/2029	1,000,000	950,906
American Tower Corp 4.05% 3/15/2032	1,500,000	1,403,870
American Tower Corp 5.45% 2/15/2034	2,000,000	2,026,155
American Tower Corp 5.55% 7/15/2033	1,000,000	1,020,057
American Tower Corp 5.65% 3/15/2033	2,000,000	2,049,005
American Tower Corp 5.9% 11/15/2033	1,500,000	1,565,247
Crown Castle Inc 2.1% 4/1/2031	2,000,000	1,667,099
Crown Castle Inc 2.25% 1/15/2031	1,500,000	1,270,699
Crown Castle Inc 2.5% 7/15/2031	1,500,000	1,271,277
Crown Castle Inc 5.1% 5/1/2033	2,500,000	2,465,328
Crown Castle Inc 5.8% 3/1/2034	1,500,000	1,542,621
CubeSmart LP 2.5% 2/15/2032	1,500,000	1,264,246
CubeSmart LP 4.375% 2/15/2029	1,000,000	974,673
Equinix Inc 2.5% 5/15/2031	2,000,000	1,725,902
Equinix Inc 2.95% 9/15/2051	2,000,000	1,270,750
Equinix Inc 3% 7/15/2050	2,500,000	1,641,618
Public Storage Operating Co 5.1% 8/1/2033	1,000,000	1,006,131
Public Storage Operating Co 5.35% 8/1/2053	2,000,000	1,970,832
SBA Communications Corp 3.125% 2/1/2029	2,500,000	2,275,105
		30,360,755
TOTAL REAL ESTATE		113,952,978

TOTAL UNITED STATES		122,279,152
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $121,391,535)		123,113,075

Non-Convertible Preferred Stocks - 20.2%
	Shares	Value ($)
CANADA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Enbridge Inc 5 year U.S. Treasury Index + 3.14%, 5.9491% (e)(g)	20,325	488,207
UNITED STATES - 20.0%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Global Partners LP/MA 9.5%	12,200	322,055
Financials - 8.7%
Capital Markets - 1.8%
DigitalBridge Group Inc 7.125%	64,710	1,636,464
DigitalBridge Group Inc 7.125%	52,749	1,322,681
DigitalBridge Group Inc 7.15%	75,785	1,918,877
		4,878,022
Mortgage Real Estate Investment Trusts (REITs) - 6.9%
AGNC Investment Corp 6.125% (e)	61,500	1,522,125
AGNC Investment Corp CME Term SOFR 3 month Index + 5.111%, 10.3713% (e)(g)	41,899	1,083,508
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.4336%, 0% (e)(g)	70,990	1,813,795
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.989%, 0% (e)(g)	27,900	722,610
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.993%, 10.1521% (e)(g)	73,400	1,898,858
Arbor Realty Trust Inc 6.25% (e)	14,100	293,703
Arbor Realty Trust Inc 6.375%	12,400	243,289
Chimera Investment Corp Series C, 7.75% (e)	54,266	1,243,234
Dynex Capital Inc Series C, 6.9% (e)	89,500	2,279,565
Ellington Financial Inc Series A 3 month U.S. LIBOR + 5.196%, 0% (e)(g)	58,522	1,465,976
MFA Financial Inc 6.5% (e)	26,100	631,620
MFA Financial Inc 7.5%	16,249	368,365
Pennymac Mortgage Investment Trust 3 month U.S. Treasury Index + 8%, 0% (e)(g)	20,205	504,317
Pennymac Mortgage Investment Trust 8.125% (e)	14,975	374,150
Rithm Capital Corp 6.375% (e)	20,446	498,473
Rithm Capital Corp 7% (e)	17,100	413,307
Two Harbors Investment Corp 7.625% (e)	89,612	2,229,547
Two Harbors Investment Corp 8.125% (e)	41,635	1,030,466
		18,616,908
TOTAL FINANCIALS		23,494,930

Real Estate - 11.2%
Diversified REITs - 2.6%
Armada Hoffler Properties Inc 6.75%	33,250	799,972
CTO Realty Growth Inc 6.375%	20,000	484,999
Gladstone Commercial Corp 6.625%	41,125	998,104
Gladstone Commercial Corp Series G, 6%	64,500	1,426,095
Global Net Lease Inc 6.875%	47,200	1,007,248
Global Net Lease Inc 7.25%	45,925	1,042,498
Global Net Lease Inc 7.375%	19,100	427,840
Global Net Lease Inc 7.5%	34,998	802,154
		6,988,910
Health Care REITs - 0.7%
Global Medical REIT Inc 7.5%	27,461	701,568
National Healthcare Properties Inc Series A, 7.375%	33,000	527,670
National Healthcare Properties Inc Series B, 7.125%	40,300	625,456
		1,854,694
Hotel & Resort REITs - 3.5%
Ashford Hospitality Trust Inc 7.375%	10,135	162,160
Ashford Hospitality Trust Inc 7.5%	5,875	88,524
Ashford Hospitality Trust Inc 7.5%	12,911	206,060
Braemar Hotels & Resorts Inc 8.25%	5,450	113,087
DiamondRock Hospitality Co 8.25%	34,900	905,655
Pebblebrook Hotel Trust 6.3%	37,902	885,410
Pebblebrook Hotel Trust 6.375%	45,192	1,019,983
Pebblebrook Hotel Trust 6.375%	20,200	456,522
Pebblebrook Hotel Trust Series H, 5.7%	50,200	1,039,140
Sotherly Hotels Inc 7.875%	19,300	337,750
Sotherly Hotels Inc 8%	12,750	236,513
Summit Hotel Properties Inc Series E, 6.25%	60,784	1,273,425
Summit Hotel Properties Inc Series F, 5.875%	61,000	1,281,000
Sunstone Hotel Investors Inc Series H, 6.125%	20,000	460,400
Sunstone Hotel Investors Inc Series I, 5.7%	38,700	834,469
		9,300,098
Industrial REITs - 0.9%
Prologis Inc Series Q, 8.54%	16,850	994,150
Rexford Industrial Realty Inc 5.625%	11,775	271,296
Rexford Industrial Realty Inc 5.875%	50,000	1,149,500
		2,414,946
Office REITs - 0.1%
Hudson Pacific Properties Inc 4.75%	22,900	334,111
Real Estate Management & Development - 0.0%
Brookfield Property Partners LP 5.75%	7,000	99,680
Brookfield Property Partners LP 6.5%	5,875	96,350
Seritage Growth Properties Series A, 7%	1,050	23,058
		219,088
Residential REITs - 1.1%
American Homes 4 Rent 5.875%	37,050	909,948
American Homes 4 Rent Series H, 6.25%	18,925	482,020
UMH Properties Inc 6.375%	63,875	1,533,000
		2,924,968
Retail REITs - 1.6%
Agree Realty Corp 4.25%	38,700	763,551
Cedar Realty Trust Inc 7.25%	28,556	450,328
Regency Centers Corp 5.875%	28,775	699,233
Regency Centers Corp 6.25%	51,175	1,283,469
Saul Centers Inc 6%	13,475	315,180
Saul Centers Inc 6.125%	15,958	368,630
SITE Centers Corp 6.375%	15,100	378,859
		4,259,250
Specialized REITs - 0.7%
Gladstone Land Corp 5%	60,000	1,482,000
National Storage Affiliates Trust 6%	12,325	285,940
		1,767,940
TOTAL REAL ESTATE		30,064,005

TOTAL UNITED STATES		53,880,990
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $53,950,418)		54,369,197

Money Market Funds - 5.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j) (Cost $14,461,608)	4.87	14,458,717	14,461,608

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $284,872,271)	271,278,309
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(2,505,665)
NET ASSETS - 100.0%	268,772,644

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $69,025,068 or 25.4% of net assets.

(d)	Level 3 security
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Non-income producing
(i)	Non-income producing - Security is in default.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	5,849,693	16,956,086	8,344,171	196,152	-	-	14,461,608	0.0%
Total	5,849,693	16,956,086	8,344,171	196,152	-	-	14,461,608

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Convertible Corporate Bonds and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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